REVENUE - Additional Information (Details)	Dec. 31, 2020
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Reaming contract term	8 years